Significant Accounting Policies - Schedule of Securities Outstanding (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Securities Outstanding [Line Items]
Total potentially dilutive shares	17,616	20,825	18,417	18,273	19,525	10,778
Warrants [Member]
Schedule of Securities Outstanding [Line Items]
Total potentially dilutive shares	2,212	5,973	2,538	6,092	6,053	3,976
Options [Member]
Schedule of Securities Outstanding [Line Items]
Total potentially dilutive shares					12,280	6,830
Unvested restricted common stock [Member]
Schedule of Securities Outstanding [Line Items]
Total potentially dilutive shares	2,997	1,783	2,997	771	1,192